CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 17, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,255,287	$ 317,651	¥ 3,419,166
Restricted cash	234,194	32,986	114,560
Prepayments and other assets	1,812,692	255,312	1,612,022
Amounts due from	266,036	37,470	246,505
Total current assets	6,098,124	858,903	9,048,353
Non-current assets:
Total non-current assets	8,972,154	1,263,702	8,267,878
Total assets	15,070,278	2,122,605	17,316,231
Current liabilities:
Income tax payable	63,961	9,009	51,892
Amounts due to related parties	931,906	131,256	427,727
Total current liabilities	6,828,590	961,787	6,658,626
Total non-current liabilities	995,784	140,254	1,074,106
Total liabilities	7,824,374	1,102,041	7,732,732
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 3,805,284,801 shares issued, 3,508,413,941 and 3,562,097,466 shares outstanding as of December 31, 2022 and 2023, respectively)	25,443	3,584	25,062		$ 40,000
Treasury shares	(208,385)	(29,350)	(208,385)
Additional paid-in capital	18,811,028	2,649,478	18,648,205
Accumulated deficit	(12,315,041)	(1,734,539)	(10,131,636)
Accumulated other comprehensive income	555,342	78,218	453,074	¥ (207,882)		¥ (68,440)
Total equity	7,245,904	1,020,564	9,583,499	¥ 11,492,423		¥ 8,240,050
Total liabilities, non-controlling interests and shareholders' equity	15,070,278	2,122,605	17,316,231
Related parties
Current liabilities:
Other liabilities	40,069	5,644	413,464
Parent Company
Current assets:
Cash and cash equivalents	21,752	3,064	169,743
Restricted cash	171	24
Prepayments and other assets	30,456	4,290	34,141
Total current assets	1,987,102	279,878	4,658,264
Non-current assets:
Investments in subsidiaries	6,019,179	847,784	5,518,634
Total non-current assets	6,019,179	847,784	5,518,634
Total assets	8,006,281	1,127,662	10,176,898
Current liabilities:
Accrued expenses and other liabilities	916,574	129,098	1,309,490
Income tax payable	2,835	399	2,764
Total current liabilities	963,396	135,691	1,361,528
Other liabilities	152,733	21,514	14,350
Total non-current liabilities	152,733	21,514	14,350
Total liabilities	1,116,129	157,205	1,375,878
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 3,805,284,801 shares issued, 3,508,413,941 and 3,562,097,466 shares outstanding as of December 31, 2022 and 2023, respectively)	25,443	3,584	25,062
Treasury shares	(208,385)	(29,350)	(208,385)
Additional paid-in capital	18,811,028	2,649,478	18,648,205
Accumulated deficit	(12,293,276)	(1,731,473)	(10,116,936)
Accumulated other comprehensive income	555,342	78,218	453,074
Total equity	6,890,152	970,457	8,801,020
Total liabilities, non-controlling interests and shareholders' equity	8,006,281	1,127,662	10,176,898
Parent Company | Subsidiaries (other than WFOE)
Current assets:
Amounts due from	1,834,723	258,415	4,354,380
Parent Company | WFOE
Current assets:
Amounts due from	100,000	14,085	100,000
Current liabilities:
Amounts due to related parties	5,377	757	5,287
Parent Company | VIEs and VIEs' subsidiaries
Current liabilities:
Amounts due to related parties	¥ 38,610	$ 5,437	¥ 43,987